[GE Letterhead]

April 22, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc. — File Nos. 2-91369 and 811-04041

Ladies and Gentlemen:

On behalf of the registrant, the series portfolios of GE Investments Funds, Inc. (collectively, the “Funds”), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, transmitted for filing are the Funds’ joint preliminary proxy statement in connection with the Special Meeting of Shareholders (the “Special Meeting”) proposed to be held in June 2016.

The purposes of the Special Meeting are: (1) To approve a new investment advisory and administration agreement for the Funds pursuant to which SSGA Funds Management, Inc. (“SSgA FM”) will replace GE Asset Management Incorporated (“GEAM”), as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM, and certain of its subsidiaries; (2) to approve the election of Directors to the Board of Directors of GE Investments Funds, Inc.; (3) to approve implementation of a “manager of managers” authority for SSgA FM to hire and replace unaffiliated sub-advisers for the Funds without shareholder approval; (4) to approve certain investment sub-advisory agreements for the Small-Cap Equity Fund; (5) to approve an investment sub-advisory agreements for the Real Estate Securities Fund; (6) to approve an investment sub-advisory agreements for the Total Return Fund; and (7) to transact such other business as may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to shareholders in mid-May 2016.

Please advise us if we can provide any further information to facilitate your review. Please direct any further comments or questions regarding this filing to Thomas Majewski at (212) 848-7182 or Thomas.majewski@shearman.com.

Very truly yours,

/s/ Joon Won Choe

Joon Won Choe
Secretary for the Funds

cc:	GEAM